Tortoise Power and Energy Infrastructure Fund, Inc.
SCHEDULE OF INVESTMENTS (Unaudited)

	August 31, 2020
	Principal Amount/Shares
		Fair Value
Corporate Bonds - 77.9%(1)
Crude Oil Pipelines - 8.1%(1)
Canada - 8.1%(1)
Enbridge Inc., 5.500%, 07/15/2077	7,042,000	$6,871,267

Natural Gas/Natural Gas Liquids Pipelines - 26.4%(1)
United States - 26.4%(1)
Cheniere Corp., 7.000%, 06/30/2024	4,000,000	4,661,609
Cheniere Corp., 5.875%, 03/31/2025	2,000,000	2,311,486
ONEOK, Inc., 4.250%, 02/01/2022	4,500,000	4,668,324
ONEOK, Inc., 7.500%, 09/01/2023	2,000,000	2,303,057
Rockies Express Pipeline LLC, 4.950%, 07/15/2029(2)	3,000,000	3,015,000
Ruby Pipeline, LLC, 6.000%, 04/01/2022(2)	1,022,727	912,784
Southern Star Central Corp., 5.125%, 07/15/2022(2)	1,642,000	1,640,083
Tallgrass Energy LP, 5.500%, 01/15/2028(2)	3,250,000	2,973,750
		22,486,093
Natural Gas Gathering/Processing - 26.6%(1)
United States - 26.6%(1)
Antero Midstream Partners LP, 5.750%, 03/01/2027	2,000,000	1,785,000
Blue Racer Midstream, LLC, 6.625%, 07/15/2026(2)	5,900,000	5,192,000
EnLink Midstream LLC, 5.375%, 06/01/2029	3,000,000	2,644,710
Hess Infrastructure Partners, 5.625%, 02/15/2026(2)	4,160,000	4,328,230
The Williams Companies, Inc., 7.875%, 09/01/2021	5,000,000	5,356,533
The Williams Companies, Inc., 4.550%, 06/24/2024	3,000,000	3,370,358
		22,676,831
Oil and Gas Production - 3.1%(1)
United States - 3.1%(1)
Ascent Resources Utica Holdings, LLC, 10.000%, 04/01/2022(2)	1,302,000	1,217,370
Ascent Resources Utica Holdings, LLC, 7.000%, 11/01/2026	2,000,000	1,385,000
		2,602,370
Power/Utility - 9.3%(1)
United States - 9.3%(1)
Duquesne Light Holdings, Inc., 5.900%, 12/01/2021(2)	2,000,000	2,109,294
NextEra Energy, Inc., 4.800%, 12/01/2077	4,500,000	4,842,119
NV Energy Inc., 6.250%, 11/15/2020	1,000,000	1,012,130
		7,963,543
Refined Product Pipelines - 4.4%(1)
United States - 4.4%(1)
Buckeye Partners, 5.600%, 10/15/2044	2,000,000	1,840,000
Buckeye Partners, 5.850%, 11/15/2043	2,000,000	1,941,160
		3,781,160

Total Corporate Bonds (Cost $65,593,568)		66,381,264

Convertible Bond - 1.1%(1)
Solar - 1.1%(1)
Grand Cayman - 1.1(1)
Sunnova Energy Intl Inc., 9.750%, 04/30/2025(2)(3) (Cost $524,000)	524,000	942,828

Master Limited Partnerships - 23.0%(1)
Crude Oil Pipelines - 3.5%(1)
United States - 3.5%(1)
BP Midstream Partners LP	21,729	256,185
NuStar Energy L.P.	88,934	1,205,056
PBF Logistics LP	74,599	719,880
Shell Midstream Partners, L.P.	77,365	803,822
		2,984,943
Diversified Infrastructure - 0.6%(1)
United States - 0.6%(1)
Nextera Energy Partners LP	8,013	483,344

Natural Gas/Natural Gas Liquids Pipelines - 6.4%(1)
United States - 6.4%(1)
DCP Midstream, LP	84,184	1,066,611
Energy Transfer LP	302,035	1,939,065
Enterprise Products Partners L.P.	141,138	2,478,383
		5,484,059
Natural Gas Gathering/Processing - 1.9%(1)
United States - 1.9%(1)
Noble Midstream Partners LP	21,975	196,896
Western Midstream Partners, LP	154,434	1,400,716
		1,597,612
Other - 0.2%(1)
United States - 0.2%(1)
Westlake Chemical Partners LP	8,074	163,499

Refined Product Pipelines - 10.4%(1)
United States - 10.4%(1)
Holly Energy Partners, L.P.	93,991	1,343,131
Magellan Midstream Partners, L.P.	57,665	2,191,847
MPLX LP	226,804	4,143,709
Phillips 66 Partners LP	44,325	1,193,229
		8,871,916

Total Master Limited Partnerships (Cost $31,592,362)		19,585,373

Common Stock - 17.9%(1)
Crude Oil Pipelines - 3.5%(1)
United States - 3.5%(1)
Enbridge Inc.	53,741	1,720,787
Plains GP Holdings, L.P.	173,099	1,265,354
		2,986,141
Natural Gas/Natural Gas Liquids Pipelines - 9.7%(1)
Canada - 2.7%(1)
TC Energy Corporation	48,667	2,270,802
United States - 7.0%(1)
Kinder Morgan Inc.	214,709	2,967,278
ONEOK, Inc.	5,606	154,053
The Williams Companies, Inc.	135,347	2,809,804
		8,201,937
Natural Gas Gathering/Processing - 3.0%(1)
United States - 3.0%(1)
EnLink Midstream LLC	90,964	271,983
Equitrans Midstream Corporation	108,596	1,116,367
Hess Midstream LP	66,901	1,182,810
		2,571,160
Power - 1.7%(1)
United States - 1.7%(1)
Atlantica Sustainable Infrastructure PLC	16,523	496,186
DTE Energy Company	8,116	963,126
		1,459,312

Total Common Stock (Cost $19,017,748)		15,218,550

Preferred Stock - 5.1%(1)
Natural Gas Gathering/Processing - 1.9%(1)
United States - 1.9%(1)
Targa Resources Corp., 9.500%(2)(3)	1,685	1,634,113

Natural Gas Liquids Pipelines - 0.7%(1)
United States - 0.7%(1)
Altus Midstream Company, 7.000%(2)(3)	483	550,810

Power/Utility - 2.5%(1)
United States - 2.5%(1)
Sempra Energy, 6.000%, 01/15/2021	21,189	2,155,981

Total Preferred Stock (Cost $4,058,191)		4,340,904

Special Purpose Acquisition Companies - 2.5%(1)
Other - 2.5%(1)
United States - 2.5%(1)
Northern Genesis Acquisition Corp	109,500	1,086,240
Star Peak Energy Transition Corp	107,500	1,070,700

Total Special Purpose Acquisition Companies (Cost $2,169,731)		2,156,940

Term Loan - 2.3%(1)
Other - 2.3%(1)
United States - 2.3%(1)
New Fortress Energy, 7.8534%, 01/10/2023 (Cost $1,959,397)	2,000,000	1,960,000

Short-Term Investment - 0.2%(1)
United States Investment Company - 0.2%(1)
Invesco Government & Agency Portfolio - Institutional Class, 0.03%(4) (Cost $182,101)	182,101	182,101

Total Investments - 130.0%(1) (Cost $125,457,098)		110,767,960
Other Assets and Liabilities - 0.6%(1)		563,763
Credit Facility Borrowings - (30.6)%(1)		(26,100,000)
Total Net Assets Applicable to Common Stockholders - 100.0%(1)		$85,231,723

(1)	Calculated as a percentage of net assets applicable to common stockholders.
(2)	Restricted securities have a total fair value of $24,516,262 which represents 28.8% of net assets. See Note 6 to the financial statements for further disclosure.
(3)
Securities have been valued by using significant unobservable inputs in accordance with fair value procedures and are categorized as level 3 investments, as more fully described in Note 2 to the financial statements.

(4)	Rate indicated is the current yield as of August 31, 2020.

Various inputs are used in determining the fair value of the Funds’ investments and financial instruments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, market corroborated inputs, etc.)
Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable assets and liabilities by level within the fair value hierarchy as of August 31, 2020.  These assets and liabilities are measured on a recurring basis.

TPZ:
Description	Level 1	Level 2	Level 3	Total
Assets
Investments:
Corporate Bonds(a)	$-	$66,381,264	$-	$66,381,264
Convertible Bond(a)	-	-	942,828	942,828
Master Limited Partnerships(a)	19,585,373	-	-	19,585,373
Common Stock(a)	15,218,550	-	-	15,218,550
Preferred Stock(a)	2,155,981	-	2,184,923	4,340,904
Special Purpose Acquisition Companies(a)	2,156,940	-	-	2,156,940
Term Loan(a)	-	1,960,000	-	1,960,000
Short-Term Investment(b)	182,101	-	-	182,101
Total Assets	$39,298,945	$68,341,264	$3,127,751	$110,767,960

(a)	All other industry classifications are identified in the Schedule of Investments.
(b)	Short-term investment is a sweep investment for cash balances.

The following tables present each Fund’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period ended August 31, 2020:

Preferred Stock	TPZ
Balance – beginning of period	4,629,781
Purchases	16,475
Return of capital	-
Sales	(2,439,257)
Total realized gain/loss	319,257
Change in unrealized gain/loss	(341,333)
Balance – end of period	$2,184,923

Convertible Bond	TPZ
Balance – beginning of period	$-
Purchases	3,061,500
Return of capital	-
Sales	3,037,562
Total realized gain/loss	500,065
Change in unrealized gain/loss	18,828
Balance – end of period	$942,828
TPZ
Change in unrealized gain/loss on investments still held at August 31, 2020	$304,448